Retirement Plans - Net benefit cost (Details) - Defined benefit plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,494	[1]	$ 1,279	[1]	$ 1,491
Interest cost	4,381		3,747		3,589
Expected return on plan assets	(3,903)		(2,859)		(3,096)
Amortization of net actuarial loss	1,617		812		1,440
Net benefit cost	$ 3,589		$ 2,979		$ 3,424

[1]	Service costs include cost of living adjustments on curtailed plans.